Long-Term Debt - Schedule of long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 51,000	$ 100,500
2016	26,000	51,000
2017	351,000	26,000
2018	125,049	351,000
2019	75,333	125,062
2020		25,415
Thereafter	176,161	151,330
Total long-term debt, excluding prepayment penalty	804,543	830,307
Prepayment penalty	17,941	19,766
Total long-term debt	786,602	810,541
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2015	2.00%	1.51%
2016	0.92%	2.00%
2017	1.68%	0.92%
2018	2.11%	1.99%
2019	1.97%	2.11%
2020		1.94%
Long-term Debt, Maturities, Repayments of Principal after Year Five	176,161
Thereafter		3.33%
Average rate, total, excluding prepayment penalty	2.09%	2.16%
Average rate, total	2.89%	2.79%
Long Term Debt Maturities Average Rate In After Year Five	3.16%
FHLB Advances
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	51,000	100,500
2016	26,000	51,000
2017	51,000	26,000
2018	125,049	51,000
2019	75,333	125,062
2020		25,415
Thereafter		151,330
Total long-term debt, excluding prepayment penalty	504,543	530,307
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2015	2.00%	1.51%
2016	0.92%	2.00%
2017	1.28%	0.92%
2018	2.11%	3.37%
2019	1.97%	2.11%
2020		1.94%
Long-term Debt, Maturities, Repayments of Principal after Year Five	176,161
Thereafter		3.33%
Average rate, total, excluding prepayment penalty	2.30%	2.39%
Long Term Debt Maturities Average Rate In After Year Five	3.16%
Broker Repurchase Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	300,000
2018		300,000
Total long-term debt, excluding prepayment penalty	300,000	300,000
Prepayment penalty	$ (14,800)
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017	1.75%
2018		1.75%
Average rate, total, excluding prepayment penalty	1.75%	1.75%